Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Profit	€ 49.3	€ 47.4
Other comprehensive income/(loss):
Actuarial gains on defined benefit pension plans	24.2	26.1
Taxation charge on measurement of defined benefit pension plans	(7.0)	(8.4)
Items not reclassified to the Statement of Profit or Loss	17.2	17.7
Gain/(loss) on investment in foreign subsidiary, net of hedge	6.5	(5.1)
Effective portion of changes in fair value of cash flow hedges and cost of hedging	5.6	23.8
Taxation charge relating to components of other comprehensive income	(3.2)	(5.1)
Items that may be subsequently reclassified to the Statement of Profit or Loss	8.9	13.6
Other comprehensive income for the period, net of tax	26.1	31.3
Total comprehensive income for the period	75.4	78.7
Equity owners of the parent	75.4	78.8
Non-controlling interests	€ 0.0	€ (0.1)